Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic And Diluted Net Loss Per Ordinary Share [Abstract]
Diluted weighted average shares outstanding					8,901,159	11,581,616
Diluted net loss per ordinary share	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)	$ (0.14)	$ (0.06)